UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22027

               FundVantage Trust
(Exact name of registrant as specified in charter)

301 Bellevue Parkway

    Wilmington, DE 19809
(Address of principal executive offices) (Zip code)

Joel L. Weiss
JW Fund Management LLC
100 Springdale Rd., Suite A3-416

    Cherry Hill, NJ 08003
(Name and address of agent for service)

Registrant's telephone number, including area code: 856-528-3500

Date of fiscal year end: April 30

Date of reporting period: January 31, 2020

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments

January 31, 2020

(Unaudited)

	Number	Value
	of Shares
COMMON STOCKS — 94.0%
Argentina — 0.2%
Loma Negra Cia Industrial
Argentina SA, SP ADR* .	9,547	$65,874
Brazil — 3.2%
Banco do Brasil SA*. . . . . .	51,400	579,699
Iochpe Maxion SA* . . . . . .	54,851	281,133
		860,832
China — 32.3%
Alibaba Group Holding,
Ltd., SP ADR* . . . . . . . .	9,167	1,893,811
China Communications
Services Corp., Ltd.,
Class H . . . . . . . . . . . . .	644,000	432,254
China Construction Bank
Corp., Class H . . . . . . . .	910,000	689,358
China Lesso Group
Holdings, Ltd. . . . . . . . . .	396,000	509,014
China Maple Leaf
Educational Systems,
Ltd. . . . . . . . . . . . . . . . .	230,000	81,977
China Oriental Group Co.,
Ltd. . . . . . . . . . . . . . . . .	534,000	183,430
China Overseas Land &
Investment, Ltd. . . . . . . .	142,000	456,449
CNOOC, Ltd. . . . . . . . . . . .	342,000	511,987
Dali Foods Group Co.,
Ltd.(a) . . . . . . . . . . . . . . .	241,500	170,710
Dongfeng Motor Group
Co., Ltd., Class H . . . . . .	352,000	263,043
Haier Electronics Group
Co., Ltd. . . . . . . . . . . . . .	153,000	459,569
Haitian International
Holdings, Ltd. . . . . . . . . .	90,001	194,583
	Number	Value
	of Shares
COMMON STOCKS — (Continued)
China — (Continued)
Industrial & Commercial
Bank of China, Ltd.,
Class H . . . . . . . . . . . . .	485,000	$321,930
JOYY, Inc., ADR* . . . . . . . .	2,908	176,021
LexinFintech Holdings,
Ltd., ADR* . . . . . . . . . . .	10,027	133,359
Livzon Pharmaceutical
Group, Inc., Class H . . . .	62,170	213,169
Lonking Holdings, Ltd. . . . .	561,000	147,145
PICC Property & Casualty
Co., Ltd., Class H . . . . . .	371,000	396,766
Ping An Insurance Group
Co., of China Ltd.,
Class H . . . . . . . . . . . . .	34,500	390,121
Sinotrans, Ltd., Class H . . .	647,000	197,985
Tencent Holdings, Ltd. . . . .	20,100	958,573
		8,781,254
Czech Republic — 1.1%
Komercni banka as . . . . . .	8,635	296,791
Greece — 1.0%
JUMBO SA . . . . . . . . . . . .	13,573	276,527
India — 5.3%
HCL Technologies, Ltd. . . .	59,250	491,152
ICICI Bank, Ltd., SP ADR. .	17,186	250,572
Indiabulls Housing
Finance, Ltd. . . . . . . . . .	23,850	102,173
Just Dial, Ltd.* . . . . . . . . . .	19,283	151,292
Reliance Industries, Ltd.,
SP GDR(a) . . . . . . . . . . .	11,252	439,953
		1,435,142
Indonesia — 1.5%
Bank Rakyat Indonesia
Persero Tbk PT . . . . . . .	1,290,584	419,575

See accompanying Notes to the Quarterly Portfolio of Investments.

1

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Continued)

January 31, 2020

(Unaudited)

	Number	Value
	of Shares
COMMON STOCKS — (Continued)
Kazakhstan — 1.2%
Halyk Savings Bank of
Kazakhstan JSC, GDR . .	22,982	$334,538
Malaysia — 1.5%
Bermaz Auto Bhd . . . . . . .	289,600	130,319
Genting Bhd . . . . . . . . . . .	102,596	137,255
Malayan Banking Bhd . . . .	64,060	131,466
		399,040
Mexico — 2.7%
Grupo Financiero Banorte
SAB de CV, Class O . . . .	64,300	396,271
Ternium SA, SP ADR . . . . .	16,002	334,922
		731,193
Poland — 0.4%
Bank Handlowy w
Warszawie SA . . . . . . . .	7,076	103,002
Russia — 4.6%
Ros Agro PLC, GDR . . . . .	18,196	185,599
Sberbank of Russia PJSC,
SP ADR . . . . . . . . . . . . .	45,494	725,676
Tatneft PJSC, SP ADR. . . .	4,544	326,623
		1,237,898
Saudi Arabia — 2.3%
Jarir Marketing Co.. . . . . . .	3,158	135,300
Saudi British Bank (The) . .	19,297	164,323
Saudia Dairy & Foodstuff
Co.. . . . . . . . . . . . . . . . .	8,665	335,221
		634,844
South Africa — 8.5%
Absa Group, Ltd. . . . . . . . .	27,633	251,466
MultiChoice Group, Ltd.* . .	40,464	287,860
Naspers, Ltd., N Shares. . .	6,060	982,911
Nedbank Group, Ltd. . . . . .	15,407	199,993
	Number	Value
	of Shares
COMMON STOCKS — (Continued)
South Africa — (Continued)
Old Mutual, Ltd. . . . . . . . . .	180,895	$208,514
Sasol, Ltd. . . . . . . . . . . . . .	16,511	262,295
Tsogo Sun Gaming, Ltd.. . .	142,941	104,002
		2,297,041
South Korea — 13.3%
Hyundai Mipo Dockyard
Co., Ltd. . . . . . . . . . . . . .	6,887	236,439
Hyundai Mobis Co., Ltd. . . .	2,119	405,203
Hyundai Motor Co. . . . . . . .	2,540	263,683
Jejuair Co., Ltd.* . . . . . . . .	13,888	253,220
Samsung Electronics Co.,
Ltd. . . . . . . . . . . . . . . . .	35,320	1,636,482
Samsung Life Insurance
Co., Ltd. . . . . . . . . . . . . .	1,833	106,068
Shinhan Financial Group
Co., Ltd. . . . . . . . . . . . . .	13,846	451,841
SK Innovation Co., Ltd. . . .	2,299	247,434
		3,600,370
Taiwan — 10.3%
CTBC Financial Holding
Co., Ltd. . . . . . . . . . . . . .	629,918	456,872
Hon Hai Precision Industry
Co., Ltd. . . . . . . . . . . . . .	165,164	449,082
Novatek Microelectronics
Corp. . . . . . . . . . . . . . . .	58,692	413,847
Taiwan Semiconductor
Manufacturing Co., Ltd.. .	137,000	1,413,047
TCI Co., Ltd. . . . . . . . . . . .	10,191	75,020
		2,807,868
Thailand — 1.3%
Kasikornbank PCL, NVDR .	37,171	166,278
Major Cineplex Group PCL.	267,600	181,131
		347,409

See accompanying Notes to the Quarterly Portfolio of Investments.

2

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Concluded)

January 31, 2020

(Unaudited)

	Number	Value
	of Shares
COMMON STOCKS — (Continued)
Turkey — 3.3%
KOC Holding AS . . . . . . . .	88,830	$289,109
Tofas Turk Otomobil
Fabrikasi AS. . . . . . . . . .	66,565	293,555
Turkcell Iletisim Hizmetleri
AS . . . . . . . . . . . . . . . . .	135,378	318,492
		901,156
TOTAL COMMON STOCKS
(Cost $23,367,705). . . . .		25,530,354
PREFERRED STOCKS — 4.3%
Brazil — 3.7%
Cia Brasileira de
Distribuicao*. . . . . . . . . .	15,100	301,111
Itau Unibanco Holding SA .	23,963	182,691
Petroleo Brasileiro SA . . . .	79,000	524,994
		1,008,796
Chile — 0.6%
Embotelladora Andina SA,
Class B . . . . . . . . . . . . .	58,839	153,652
TOTAL PREFERRED STOCKS
(Cost $935,543) . . . . . . .		1,162,448
EXCHANGE TRADED FUND — 1.2%
iShares MSCI Emerging
Market Index Fund . . . . .	7,517	316,541
TOTAL EXCHANGE TRADED FUND
(Cost $310,047) . . . . . . .		316,541
Value
TOTAL INVESTMENTS - 99.5%
(Cost $24,613,295) . . .	$27,009,343
OTHER ASSETS IN
EXCESS OF LIABILITIES
- 0.5% . . . . . . . . . . . . . .	140,885
NET ASSETS - 100.0% . . .	$27,150,228

*Non-income producing.

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund's Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2020, these securities amounted to $610,663 or 2.25% of net assets. These securities have been determined by the Adviser to be liquid securities.

ADR	American Depository Receipt
GDR	Global Depository Receipt
JSC	Joint Stock Company
NVDR	Non-voting Depository Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt
SP GDR	Sponsored Global Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

3

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments

January 31, 2020

(Unaudited)

Par*		Value
Value
CORPORATE BONDS AND NOTES — 16.7%
Austria — 0.0%
OGX Austria GmbH
8.38%, 04/01/2022(a)(b) .	$200,000	$2
China — 4.2%
China Evergrande Group
8.75%, 06/28/2025 . . . .	250,000	210,097
Sinochem Overseas
Capital Co. Ltd.
4.50%, 11/12/2020 . . . .	100,000	101,707
		311,804
Israel — 3.0%
Israel Electric Corp., Ltd.
6.88%, 06/21/2023(c) . .	200,000	227,352
Netherlands — 3.5%
Petrobras Global Finance
BV
7.38%, 01/17/2027 . . . .	100,000	124,235
Petrobras Global Finance
BV
6.88%, 01/20/2040 . . . .	100,000	123,551
Petrobras Global Finance
BV
6.85%, 06/05/2115 . . . .	10,000	11,910
		259,696
Russia — 5.2%
Gazprom OAO Via Gaz
Capital SA
8.63%, 04/28/2034 . . . .	150,000	230,529
Russian Railways Via
RZD Capital PLC
7.90%, 10/19/2024 . . . .RUB	10,000,000	163,316
		393,845

Par*

Value Value

CORPORATE BONDS AND NOTES — (Continued)

Venezuela — 0.8%
Petroleos de Venezuela
SA
6.00%,
11/15/2026(a)(b)(c) . . . . .	$300,000	$24,000
Petroleos de Venezuela
SA
6.00%, 11/15/2026(a)(b) .	100,000	8,000
Petroleos de Venezuela
SA
5.38%, 04/12/2027(a)(b) .	350,000	28,000
		60,000
TOTAL CORPORATE
BONDS AND NOTES
(Cost $1,613,410) . . .		1,252,699
FOREIGN GOVERNMENT BONDS AND NOTES —
69.5%
Argentina — 4.3%
Argentine Republic
Government
International Bond
6.88%, 01/26/2027 . . . .	460,000	207,230
Argentine Republic
Government
International Bond
5.88%, 01/11/2028 . . . .	70,000	30,625
Argentine Republic
Government
International Bond
7.63%, 04/22/2046 . . . .	190,000	81,035
		318,890
Brazil — 4.3%
Brazil Notas Do Tesouro
Nacional Serie F
10.00%, 01/01/2021 . . .BRL	1,000,000	244,666

See accompanying Notes to the Quarterly Portfolio of Investments.

4

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

January 31, 2020

(Unaudited)

Par*

Value Value

FOREIGN GOVERNMENT BONDS AND NOTES —

(Continued)
Brazil — (Continued)
Brazil Notas Do Tesouro
Nacional Serie F
10.00%, 01/01/2027 . . .BRL	290,000	$80,417
		325,083
Costa Rica — 2.7%
Costa Rica Government
International Bond
4.25%, 01/26/2023 . . . .	200,000	202,250
Croatia — 3.1%
Croatia Government
International Bond
6.00%, 01/26/2024 . . . .	200,000	229,840
Dominican Republic — 3.2%
Dominican Republic
International Bond
7.45%, 04/30/2044 . . . .	200,000	239,300
Ecuador — 2.2%
Ecuador Government
International Bond
7.88%, 01/23/2028 . . . .	200,000	162,502
Egypt — 8.3%
Egypt Government
International Bond
6.88%, 04/30/2040 . . . .	100,000	102,146
Egypt Government
International Bond
8.70%, 03/01/2049(c) . .	250,000	287,948
Egypt Government
International Bond
8.70%, 03/01/2049 . . . .	200,000	230,359
		620,453

Par*

Value Value

FOREIGN GOVERNMENT BONDS AND NOTES —

(Continued)
Hungary — 1.1%
Hungary Government
International Bond
7.63%, 03/29/2041 . . . .	$50,000	$84,123
Jordan — 2.9%
Jordan Government
International Bond
7.38%, 10/10/2047 . . . .	200,000	219,463
Lebanon — 1.8%
Lebanon Government
International Bond
6.38%, 03/09/2020 . . . .	50,000	41,233
Lebanon Government
International Bond
6.00%, 01/27/2023 . . . .	70,000	27,265
Lebanon Government
International Bond
6.20%, 02/26/2025 . . . .	175,000	65,319
		133,817
Malaysia — 0.5%
Malaysia Government
Bond
3.89%, 08/15/2029 . . . .MYR	150,000	38,835
Mexico — 7.4%
Mexican Bonos
10.00%, 12/05/2024 . . .MXN	1,200,000	72,502
Mexican Bonos
8.50%, 05/31/2029 . . . .MXN	500,000	29,846
Mexican Bonos
10.00%, 11/20/2036 . . .MXN	1,000,000	69,560
Petroleos Mexicanos
6.50%, 06/02/2041 . . . .	125,000	126,204
Petroleos Mexicanos
5.50%, 06/27/2044 . . . .	200,000	186,500

See accompanying Notes to the Quarterly Portfolio of Investments.

5

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

January 31, 2020

(Unaudited)

Par*

Value Value

FOREIGN GOVERNMENT BONDS AND NOTES —

(Continued)
Mexico — (Continued)
Petroleos Mexicanos
5.63%, 01/23/2046 . . . .	$50,000	$46,687
Petroleos Mexicanos
6.75%, 09/21/2047 . . . .	25,000	25,300
		556,599
Morocco — 2.8%
Morocco Government
International Bond
4.25%, 12/11/2022(c) . .	200,000	210,600
Nigeria — 2.8%
Nigeria Government
International Bond
6.50%, 11/28/2027(c) . .	200,000	205,700
Oman — 2.7%
Oman Government
International Bond
4.75%, 06/15/2026 . . . .	200,000	202,076
Pakistan — 1.4%
Pakistan Government
International Bond
7.88%, 03/31/2036 . . . .	100,000	105,852
Poland — 2.4%
Republic of Poland
Government Bond
1.50%, 04/25/2020 . . . .PLN	700,000	180,760
Romania — 0.9%
Romanian Government
International Bond
6.13%, 01/22/2044 . . . .	50,000	66,632
South Africa — 2.7%
Eskom Holdings SOC Ltd.
6.75%, 08/06/2023 . . . .	200,000	202,370

Par*

Value Value

FOREIGN GOVERNMENT BONDS AND NOTES —

(Continued)
Turkey — 4.2%
Turkey Government
International Bond
7.38%, 02/05/2025 . . . .	$ 100,000	$112,993
Turkey Government
International Bond
5.13%, 02/17/2028 . . . .	200,000	200,260
		313,253
Ukraine — 7.7%
Privatbank CJSC Via UK
SPV Credit Finance
PLC
10.25%, 01/23/2018(b) .	160,000	43,440
Ukraine Government
International Bond
0.00%, 05/31/2040(c)(d) .	50,000	49,562
Ukreximbank Via Biz
Finance PLC, 6-M
LIBOR + 7.00%,
8.75%, 02/09/2023(c)(d) .	210,000	208,992
Ukreximbank Via Biz
Finance PLC
9.75%, 01/22/2025(c) . .	250,000	270,675
		572,669
Venezuela — 0.1%
Venezuela Government
International Bond
7.00%, 12/01/2018(a)(b) .	50,000	6,125
TOTAL FOREIGN
GOVERNMENT
BONDS AND NOTES
(Cost $5,682,477) . . .		5,197,192

See accompanying Notes to the Quarterly Portfolio of Investments.

6

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

January 31, 2020

(Unaudited)

	Par*	Value
	Value
U.S. TREASURY OBLIGATIONS — 5.7%
U.S. Treasury Notes — 5.7%
2.25%, 08/15/2027. . . . . .	$ 200,000	$ 211,469
2.25%, 11/15/2027. . . . . .	200,000	211,680
TOTAL U.S.
TREASURY
OBLIGATIONS
(Cost $396,251). . .		423,149
	Number
	of Shares
COMMON STOCKS — 0.0%
Brazil — 0.0%
Dommo Energia SA, SP
ADR(a) . . . . . . . . . . . . .	31	203
TOTAL COMMON
STOCKS
(Cost $ — ) . . . . . . . . .		203

TOTAL INVESTMENTS - 91.9%

(Cost $7,692,138) . . . .6,873,243

OTHER ASSETS IN EXCESS OF

LIABILITIES - 8.1% . . . . . . . . . . . . . . . . . 604,239

NET ASSETS - 100.0% . . .	$ 7,477,482

*Par amount denominated in USD unless otherwise noted.

(a)Security is deemed illiquid at January 31, 2020.

(b)Investments with a total aggregate value of

$109,567 or 1.47% of net assets were in default as of January 31, 2020.

(c)Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund's Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2020 these securities amounted to $1,484,829 or 19.86% of net assets. These securities have been determined by the Adviser to be liquid securities.

(d)Variable rate investments. The rate shown is based on the latest available information as of January 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate or spread in their description.

Forward foreign currency contracts outstanding as of January 31, 2020 were as follows:

						Unrealized
Currency Purchased		Currency Sold		Expiration	Counterparty	Appreciation
USD	69,470	EUR	62,409	03/10/20	CIBC	$87

See accompanying Notes to the Quarterly Portfolio of Investments.

7

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Concluded)

January 31, 2020

(Unaudited)

BRL	Brazilian Real
CIBC	Canadian Imperial Bank of Commerce
CJSC	Closed Joint Stock Company
EUR	Euro
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLC	Public Limited Company
PLN	Polish Zloty
RUB	Russian Ruble
SP ADR	Sponsored American Depository Receipt
USD	United States Dollar
6-M	Six Months

See accompanying Notes to the Quarterly Portfolio of Investments.

8

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2020

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The DuPont Capital Emerging Markets Fund and the DuPont Capital Emerging Markets Debt Funds' (each a "Fund" and together the "Funds") net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust's Board of Trustees ("Board of Trustees"). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service approved by the Board of Trustees. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward exchange contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser's fair valuation determinations.

9

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2020

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

•Level 1 — quoted prices in active markets for identical securities;

•Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The fair value of each Fund's bonds is generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

10

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2020

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2020, in valuing each Fund's investments carried at fair value:

DuPont Capital Emerging Markets Fund

	Total Value at
	01/31/20
Common Stocks
Argentina. . . . . . . . . . . . . . . . . .	$65,874	$
Brazil . . . . . . . . . . . . . . . . . . . . .	860,832
China . . . . . . . . . . . . . . . . . . . . .	8,781,254
Czech Republic . . . . . . . . . . . .	296,791
Greece. . . . . . . . . . . . . . . . . . . .	276,527
India . . . . . . . . . . . . . . . . . . . . . .	1,435,142
Indonesia . . . . . . . . . . . . . . . . .	419,575
Kazakhstan. . . . . . . . . . . . . . . .	334,538
Malaysia . . . . . . . . . . . . . . . . . .	399,040
Mexico . . . . . . . . . . . . . . . . . . . .	731,193
Poland . . . . . . . . . . . . . . . . . . . .	103,002
Russia . . . . . . . . . . . . . . . . . . . .	1,237,898
Saudi Arabia. . . . . . . . . . . . . . .	634,844
South Africa . . . . . . . . . . . . . . .	2,297,041
South Korea . . . . . . . . . . . . . . .	3,600,370
Taiwan . . . . . . . . . . . . . . . . . . . .	2,807,868
Thailand . . . . . . . . . . . . . . . . . .	347,409
Turkey . . . . . . . . . . . . . . . . . . . .	901,156
Preferred Stocks . . . . . . . . . . . . .	1,162,448
Exchange Traded Fund. . . . . . . .	316,541
Total Investments. . . . . . . . . . . . .	$27,009,343	$

		Level 2
		Other	Level 3
Level 1		Significant	Significant
Quoted		Observable	Unobservable
Prices		Inputs	Inputs
65,874	$	— $	—
860,832		—	—
2,373,901		6,407,353	—
—		296,791	—
276,527		—	—
690,525		744,617	—
—		419,575	—
—		334,538	—
—		399,040	—
731,193		—	—
103,002		—	—
512,222		725,676	—
164,323		470,521	—
600,376		1,696,665	—
—		3,600,370	—
—		2,807,868	—
—		347,409	—
—		901,156	—
1,162,448		—	—
316,541		—	—
7,857,764		$19,151,579	$—

11

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2020

(Unaudited)

DuPont Capital Emerging Markets Debt Fund

				Level 2
				Other	Level 3
		Level 1		Significant	Significant
	Total Value at	Quoted		Observable	Unobservable
Assets	01/31/20	Price		Inputs	Inputs
Corporate Bonds and Notes. . . . . . . . .	$1,252,699		$—	$1,252,699	$—
Foreign Government Bonds and Notes.	5,197,192		—	5,197,192	—
U.S. Treasury Obligations . . . . . . . . . . .	423,149		—	423,149	—
Common Stocks . . . . . . . . . . . . . . . . . . .	203		—	203	—
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts.	87		—	87	—

Total Assets . . . . . . . . . . . . . . . . . . . . .	$6,873,330		$—	$6,873,330	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds' investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles ("U.S. GAAP") require each Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when each Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

12

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2020

(Unaudited)

Forward Foreign Currency Contracts — A forward foreign currency contract ("Forward Contract") is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. The Fund's maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract.

For the period ended January 31, 2020, the average monthly volume of forward foreign currency contracts of the DuPont Capital Emerging Markets Debt Fund was as follows:

Forward Foreign	Forward Foreign
Currency	Currency
Contracts - Payable	Contracts - Receivable
(Value At Trade Date)	(Value At Trade Date)
$(23,301)	$23,301

B. Federal Tax Cost

As of January 31, 2020, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

				Net Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation/
	Cost*	Appreciation	Depreciation	(Depreciation)
DuPont Capital Emerging Markets
Fund . . . . . . . . . . . . . . . . . . . . . . . . . . .	$24,613,295	$4,654,755	$(2,258,707)	$2,396,048
DuPont Capital Emerging Markets
Debt Fund . . . . . . . . . . . . . . . . . . . . . .	7,692,138	581,444	(1,400,339)	(818,895)

*Because tax adjustments are calculated annually at the end of the Funds' fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

13

EIC VALUE FUND

Portfolio of Investments

January 31, 2020

(Unaudited)

	Number	Value
	of Shares
COMMON STOCKS — 87.8%
Basic Materials — 2.4%
PPG Industries, Inc. . . . . . .	40,150	$4,811,576
Communications — 11.1%
Discovery, Inc., Class C* . .	160,000	4,443,200
ebay, Inc. . . . . . . . . . . . . . .	183,870	6,170,677
Facebook, Inc., Class A* . .	23,340	4,712,579
Verizon Communications,
Inc. . . . . . . . . . . . . . . . .	110,225	6,551,774
		21,878,230
Consumer, Cyclical — 9.1%
Booking Holdings, Inc.* . . .	2,128	3,895,410
Honda Motor Co. Ltd., SP
ADR. . . . . . . . . . . . . . . .	95,000	2,432,000
Lowe's Cos, Inc. . . . . . . . .	34,500	4,010,280
Mohawk Industries, Inc.* . .	31,050	4,088,664
Target Corp.. . . . . . . . . . . .	32,665	3,617,322
		18,043,676
Consumer, Non-cyclical — 21.2%
AmerisourceBergen Corp. .	60,775	5,199,909
GlaxoSmithKline PLC, SP
ADR. . . . . . . . . . . . . . . .	175,805	8,227,674
Johnson & Johnson . . . . . .	40,185	5,982,341
Kroger Co. (The) . . . . . . . .	155,050	4,164,643
McKesson Corp. . . . . . . . .	24,575	3,504,641
Molson Coors Brewing Co.,
Class B . . . . . . . . . . . . .	93,150	5,177,277
PepsiCo, Inc. . . . . . . . . . . .	35,725	5,073,665
Sanofi SA, SP ADR . . . . . .	94,550	4,563,928
		41,894,078
Energy — 8.8%
Cimarex Energy Co.. . . . . .	57,750	2,534,648
ConocoPhillips. . . . . . . . . .	68,150	4,050,155
Exxon Mobil Corp. . . . . . . .	41,575	2,582,639
	Number	Value
	of Shares
COMMON STOCKS — (Continued)
Energy — (Continued)
Schlumberger Ltd. . . . . . . .	131,530	$4,407,570
TOTAL SA, SP ADR. . . . . .	77,475	3,764,510
		17,339,522
Financial — 25.0%
AGNC Investment Corp.
REIT . . . . . . . . . . . . . . .	263,050	4,890,099
American Express Co. . . . .	50,300	6,532,461
Franklin Resources, Inc.. . .	52,400	1,325,720
Globe Life, Inc. . . . . . . . . .	34,947	3,643,574
Hartford Financial Services
Group, Inc. (The) . . . . . .	85,325	5,058,066
PNC Financial Services
Group, Inc. (The) . . . . . .	25,720	3,820,706
Travelers Cos, Inc. (The) . .	39,505	5,199,648
Truist Financial Corp. . . . . .	113,513	5,853,865
US Bancorp. . . . . . . . . . . .	125,690	6,689,222
Wells Fargo & Co. . . . . . . .	134,900	6,332,206
		49,345,567
Industrial — 3.3%
United Parcel Service, Inc.,
Class B . . . . . . . . . . . . .	63,125	6,534,700
Information Technology — 0.4%
Alliance Data Systems
Corp. . . . . . . . . . . . . . . .	6,750	693,833
Utilities — 6.5%
Exelon Corp. . . . . . . . . . . .	105,110	5,002,185
National Fuel Gas Co. . . . .	70,725	3,054,613
National Grid PLC, SP
ADR. . . . . . . . . . . . . . . .	70,800	4,692,624
		12,749,422
TOTAL COMMON STOCKS
(Cost $131,290,475) . . . . . . . . . . .		173,290,604

See accompanying Notes to the Quarterly Portfolio of Investments.

1

EIC VALUE FUND

Portfolio of Investments (Concluded)

January 31, 2020

(Unaudited)

Number	Value
of Shares

SHORT-TERM INVESTMENTS — 12.1%

Exchange Traded Fund — 6.6%
iShares Short Treasury
Bond ETF
1.49%(a) . . . . . . . . . . . . . 116,365	$12,873,460
Money Market Fund — 2.9%
Dreyfus Institutional
Treasury Securities
Cash Advantage Fund,
Premier Shares
1.09%(b) . . . . . . . . . . . . . 5,753,671	5,753,671
Par
Value
U.S. Treasury Obligation — 2.6%
United States Treasury Bill,
1.52%, 06/25/2020(c) . . . $5,200,000	5,168,991
TOTAL SHORT-TERM
INVESTMENTS
(Cost $23,760,514) .	23,796,122
TOTAL INVESTMENTS - 99.9%
(Cost $155,050,989) . .	197,086,726
OTHER ASSETS IN
EXCESS OF
LIABILITIES - 0.1% . . .	249,995
NET ASSETS - 100.0% . . .	$197,336,721

*Non-income producing.

(a)Rate periodically changes. Rate disclosed is the 30-day SEC yield at January 31, 2020.

(b)Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2020.

(c)Rate disclosed represents the yield-to-maturity as of January 31, 2020.

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

2

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2020

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The EIC Value Fund's (the "Fund") net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, provided such amount approximates market value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser's fair valuation determinations.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

•Level 1 — quoted prices in active markets for identical securities;

•Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2020

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2020, in valuing the Fund's investments carried at fair value:

			Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	01/31/20	Prices	Inputs	Inputs
Common Stocks*. . . . . . . . . . . . .	$ 173,290,604	$ 173,290,604	$—	$—
Short-Term Investments . . . . . .
Exchange Traded Fund. . . . . .	12,873,460	12,873,460	—	—
Money Market Fund . . . . . . . .	5,753,671	5,753,671	—	—
U.S. Treasury Obligation. . . . .	5,168,991	—	5,168,991	—

Total Investments. . . . . . . . . . . . .	$ 197,086,726	$ 191,917,735	$5,168,991	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles ("U.S. GAAP") require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

4

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2020

(Unaudited)

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

B. Federal Tax Cost:

As of the January 31, 2020, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund was as follows:
Federal tax cost* . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$155,050,989

Gross unrealized appreciation. . . . . . . . . . . . . . . . .	$44,504,438
Gross unrealized depreciation. . . . . . . . . . . . . . . . .	(2,468,701)
Net unrealized appreciation . . . . . . . . . . . . . . . . . . .	$42,035,737

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

LATEEF FOCUSED GROWTH FUND

Portfolio of Investments

January 31, 2020

(Unaudited)

	Number	Value
	of Shares
COMMON STOCKS — 97.3%
Consumer, Cyclical — 7.4%
Aptiv PLC . . . . . . . . . . . . .	19,080	$1,617,793
Starbucks Corp.. . . . . . . . .	21,561	1,829,020
		3,446,813
Consumer, Non-cyclical — 21.4%
Clarivate Analytics PLC*. . .	141,954	2,861,793
Danaher Corp. . . . . . . . . . .	15,701	2,525,820
Elanco Animal Health,
Inc.* . . . . . . . . . . . . . . . .	64,281	1,986,283
IQVIA Holdings, Inc.* . . . . .	17,150	2,662,538
		10,036,434
Financial — 15.9%
Aon PLC . . . . . . . . . . . . . .	7,777	1,712,884
Equinix, Inc.. . . . . . . . . . . .	3,666	2,161,950
Progressive Corp. (The) . . .	25,958	2,094,551
SVB Financial Group* . . . .	6,282	1,509,753
		7,479,138
Industrial — 21.2%
Arconic, Inc.. . . . . . . . . . . .	101,238	3,032,078
Ball Corp. . . . . . . . . . . . . .	28,614	2,065,359
Crown Holdings, Inc.*. . . . .	19,947	1,476,676
Keysight Technologies,
Inc.* . . . . . . . . . . . . . . . .	14,419	1,340,823
Martin Marietta Materials,
Inc. . . . . . . . . . . . . . . . .	7,710	2,033,898
		9,948,834
	Number	Value
	of Shares
COMMON STOCKS — (Continued)
Technology — 31.4%
Alphabet, Inc., Class A* . . .	1,168	$1,673,487
Fiserv, Inc.* . . . . . . . . . . . .	19,428	2,304,355
Guidewire Software, Inc.* . .	12,188	1,371,150
Instructure, Inc.* . . . . . . . .	28,510	1,392,428
New York Times Co. (The),
Class A . . . . . . . . . . . . .	62,843	2,011,604
Palo Alto Networks, Inc.* . .	5,764	1,353,272
PTC, Inc.* . . . . . . . . . . . . .	29,007	2,411,062
Visa, Inc., Class A . . . . . . .	11,119	2,212,347
		14,729,705
TOTAL COMMON STOCKS
(Cost $31,765,226) . . . . . . . . . . . .		45,640,924
TOTAL INVESTMENTS - 97.3%
(Cost $31,765,226) . . .		45,640,924
OTHER ASSETS IN
EXCESS OF
LIABILITIES - 2.7% . . .		1,264,774
NET ASSETS - 100.0% . . .		$46,905,698

*Non-income producing. PLC Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

1

LATEEF FOCUSED GROWTH FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2020

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Lateef Focused Growth Fund's (the "Fund") net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust's Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser's fair valuation determinations.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

•Level 1 — quoted prices in active markets for identical securities;

•Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

LATEEF FOCUSED GROWTH FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2020

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2020, in valuing the Fund's investments carried at fair value:

		Level 2	Level 3
	Level 1	Other Significant	Significant
Total Value at	Quoted	Observable	Unobservable
01/31/20	Price	Inputs	Inputs
Investments in Securities*. . . . . . . . . . . $45,640,924	$45,640,924	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles ("U.S. GAAP") require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

3

LATEEF FOCUSED GROWTH FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2020

(Unaudited)

Written Options — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives and may enter into options written to hedge against changes in interest rates, foreign exchange rates and values of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. The Fund's maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid. As of January 31, 2020, the Fund had no written options.

For the period ended January 31, 2020, the Fund's quarterly average volume of derivatives is as follows:

Written

Options

Proceeds

$22,859

4

LATEEF FOCUSED GROWTH FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2020

(Unaudited)

B. Federal Tax Cost:

As of the January 31, 2020, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:
Federal tax cost* . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$31,765,226

Gross unrealized appreciation. . . . . . . . . . . . . . . . .	$13,928,175
Gross unrealized depreciation. . . . . . . . . . . . . . . . .	(52,477)

Net unrealized appreciation . . . . . . . . . . . . . . . . . . . $13,875,698

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

For more information with regard to significant accounting policies, see the most recent Fund's prospectus filed with the Securities and Exchange Commission.

5

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments

January 31, 2020

(Unaudited)

Principal	Value ($)
Amount ($)
MUNICIPAL BONDS — 99.0%
Arizona — 2.5%
Phoenix Civic Improvement
Corp., Civic Plaza,
Convertible CAB, OID,
Series B,
5.50%, 07/01/31,
(NATL-RE Insured). . . . . . 5,000,000	7,000,150
California — 1.6%
Norwalk-La Mirada Unified
School District GO, CAB,
OID, Series B,
0.00%, 08/01/27,
(AGM-CR, FGIC Insured) . 5,000,000	4,463,050
Hawaii — 92.4%
Hawaii County GO, Series A,
Callable 03/01/27 at 100,
5.00%, 09/01/31 . . . . . . . . 5,045,000	6,288,744
Hawaii County GO, Series A,
Callable 03/01/27 at 100,
5.00%, 09/01/34 . . . . . . . . 4,775,000	5,911,307
Hawaii Housing Finance &
Development Corp.,
Hale-Kewalo Apartments,
Series A, Callable
03/02/20 at 100,
1.90%, 01/01/21, (GNMA
Collateral Insured) . . . . . . 4,410,000	4,412,029
Hawaii Housing Finance &
Development Corp.,
Multi-Family Housing,
Iwilei Apartments, Series
A, Callable 07/01/22 at
100,
3.75%, 01/01/31 . . . . . . . . 3,120,000	3,245,424
	Principal	Value ($)
Amount ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii Housing Finance &
Development Corp.,
Series B, Callable
07/01/21 at 100,
3.88%, 07/01/25,
(GNMA/FNMA/FHLMC
Insured) . . . . . . . . . . . . . . 2,135,000		2,199,819
Hawaii State Airports
System Revenue,
AMT, OID, Callable
08/01/23 at 100,
5.00%, 08/01/28 . . . . . . . .	400,000	448,540
Hawaii State Airports
System Revenue,
Series A, Callable
07/01/20 at 100,
5.25%, 07/01/23 . . . . . . . . 1,000,000		1,017,970
Hawaii State Airports
System Revenue,
Series A, Callable
07/01/20 at 100,
5.25%, 07/01/28 . . . . . . . . 1,010,000		1,027,352
Hawaii State Airports
System Revenue, AMT,
Callable 07/01/21 at 100,
5.00%, 07/01/23 . . . . . . . . 2,000,000		2,108,720
Hawaii State Airports
System Revenue, AMT,
Callable 07/01/28 at 100,
5.00%, 07/01/33 . . . . . . . .	500,000	625,015
Hawaii State Airports
System Revenue, AMT,
Callable 07/01/28 at 100,
5.00%, 07/01/48 . . . . . . . . 1,500,000		1,814,970

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2020

(Unaudited)

	Principal	Value ($)	Principal	Value ($)
Amount ($)			Amount ($)
MUNICIPAL BONDS — (Continued)			MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)			Hawaii — (Continued)
Hawaii State Airports			Hawaii State Department of
System Revenue,			Budget & Finance
Series A, Callable			Revenue, Hawaiian
07/01/20 at 100,			Electric Company, AMT,
5.25%, 07/01/27 . . . . . . . .	545,000	554,456	MWC, Callable 10/01/24
Hawaii State Airports			at 100,
System Revenue,			3.50%, 10/01/49 . . . . . . . . 2,750,000	2,811,847
Series A, Callable			Hawaii State Department of
07/01/20 at 100,			Budget & Finance
5.25%, 07/01/29 . . . . . . . . 4,040,000		4,108,559	Revenue, Hawaiian
Hawaii State Department of			Electric Company, MWC,
Budget & Finance			Refunding, Callable
Revenue, Hawaii Pacific			07/01/29 at 100,
Health Obligation,			3.20%, 07/01/39 . . . . . . . . 6,275,000	6,544,448
Callable 07/01/23 at 100,			Hawaii State Department of
5.00%, 07/01/26 . . . . . . . . 1,330,000		1,497,088	Budget & Finance, Special
Hawaii State Department of			Purpose Revenue, Kahala
Budget & Finance			Nui, Callable 11/15/22 at
Revenue, Hawaii Pacific			100,
Health Obligation, OID,			5.00%, 11/15/27 . . . . . . . . 1,790,000	1,994,346
4.00%, 07/01/23 . . . . . . . .	500,000	548,990	Hawaii State Department of
Hawaii State Department of			Budget & Finance, Special
Budget & Finance			Purpose Revenue, Kahala
Revenue, Hawaiian			Nui, Callable 11/15/22 at
Electric Company, AMT,			100,
MWC,			5.13%, 11/15/32 . . . . . . . . 550,000	610,060
3.10%, 05/01/26 . . . . . . . . 3,500,000		3,742,970	Hawaii State Department of
Hawaii State Department of			Budget & Finance,
Budget & Finance			Series A, Queens Health
Revenue, Hawaiian			System, Callable 07/01/25
Electric Company, AMT,			at 100,
MWC, Callable 03/01/27			5.00%, 07/01/35 . . . . . . . .10,000,000	11,614,900
at 100,			Hawaii State Department of
4.00%, 03/01/37 . . . . . . . . 1,500,000		1,645,920	Hawaiian Home Lands
			Revenue, Refunding,
			5.00%, 04/01/21 . . . . . . . . 1,370,000	1,434,897

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2020

(Unaudited)

	Principal	Value ($)
Amount ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of
Hawaiian Home Lands
Revenue, Refunding,
5.00%, 04/01/24 . . . . . . . .	500,000	581,995
Hawaii State Department of
Hawaiian Home Lands
Revenue, Refunding,
Callable 04/01/27 at 100,
5.00%, 04/01/28 . . . . . . . .	945,000	1,180,721
Hawaii State Department of
Hawaiian Home Lands
Revenue, Refunding,
Callable 04/01/27 at 100,
5.00%, 04/01/32 . . . . . . . .	335,000	412,556
Hawaii State Department of
Hawaiian Home Lands,
Kapolei Office Facility,
Series A, Refunding,
Callable 11/01/27 at 100,
5.00%, 11/01/28 . . . . . . . . 1,170,000		1,486,228
Hawaii State Department of
Hawaiian Home Lands,
Kapolei Office Facility,
Series A, Refunding,
Callable 11/01/27 at 100,
5.00%, 11/01/30 . . . . . . . .	800,000	1,006,656
Hawaii State Department of
Hawaiian Home Lands,
Kapolei Office Facility,
Series A, Refunding,
Callable 11/01/27 at 100,
5.00%, 11/01/31 . . . . . . . .	815,000	1,019,206
Hawaii State GO, Series DZ,
Prerefunded 12/01/21 at
100,
5.00%, 12/01/22 . . . . . . . .	155,000	166,534

Principal

Amount ($)

MUNICIPAL BONDS — (Continued) Hawaii — (Continued)

Hawaii State GO, Series DZ,

Prerefunded 12/01/21 at 100,

5.00%, 12/01/25 . . . . . . . . 895,000 Hawaii State GO, Series DZ,

Prerefunded 12/01/21 at 100,

5.00%, 12/01/27 . . . . . . . . 1,620,000 Hawaii State GO, Series DZ,

Prerefunded 12/01/21 at 100,

5.00%, 12/01/27 . . . . . . . . 1,155,000 Hawaii State GO, Series DZ,

Prerefunded 12/01/21 at 100,

5.00%, 12/01/30 . . . . . . . . 1,805,000 Hawaii State GO, Series DZ,

Prerefunded 12/01/21 at 100,

5.00%, 12/01/31 . . . . . . . . 1,730,000 Hawaii State GO, Series DZ,

Unrefunded portion, Callable 12/01/21 at 100,

5.00%, 12/01/29 . . . . . . . . 300,000 Hawaii State GO, Series DZ,

Unrefunded portion, Callable 12/01/21 at 100,

5.00%, 12/01/30 . . . . . . . . 1,235,000 Hawaii State GO, Series DZ,

Unrefunded portion, Callable 12/01/21 at 100,

5.00%, 12/01/31 . . . . . . . . 1,095,000

Value ($)

962,447

1,740,544

1,242,041

1,941,025

1,860,373

322,608

1,328,070

1,177,519

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2020

(Unaudited)

	Principal	Value ($)
Amount ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EE,
Prerefunded 11/01/22 at
100,
5.00%, 11/01/24 . . . . . . . .	55,000	61,187
Hawaii State GO, Series EE,
Prerefunded 11/01/22 at
100,
5.00%, 11/01/26 . . . . . . . . 1,000,000		1,112,500
Hawaii State GO, Series EE,
Prerefunded 11/01/22 at
100,
5.00%, 11/01/26 . . . . . . . .	90,000	100,125
Hawaii State GO, Series EE,
Prerefunded 11/01/22 at
100,
5.00%, 11/01/27 . . . . . . . . 1,000,000		1,112,500
Hawaii State GO, Series EE,
Prerefunded 11/01/22 at
100,
5.00%, 11/01/27 . . . . . . . .	90,000	100,125
Hawaii State GO, Series EE,
Prerefunded 11/01/22 at
100,
5.00%, 11/01/28 . . . . . . . .	740,000	823,250
Hawaii State GO, Series EE,
Prerefunded 11/01/22 at
100,
5.00%, 11/01/28 . . . . . . . .	20,000	22,250
Hawaii State GO, Series EE,
Unrefunded portion,
Callable 11/01/22 at 100,
5.00%, 11/01/24 . . . . . . . .	100,000	111,250
	Principal	Value ($)
Amount ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EE,
Unrefunded portion,
Callable 11/01/22 at 100,
5.00%, 11/01/26 . . . . . . . . 1,365,000		1,518,562
Hawaii State GO, Series EE,
Unrefunded portion,
Callable 11/01/22 at 100,
5.00%, 11/01/27 . . . . . . . .	345,000	383,812
Hawaii State GO, Series EE,
Unrefunded portion,
Callable 11/01/22 at 100,
5.00%, 11/01/28 . . . . . . . .	340,000	378,250
Hawaii State GO, Series EH,
Prerefunded 08/01/23 at
100,
5.00%, 08/01/24 . . . . . . . .	305,000	348,456
Hawaii State GO, Series EH,
Prerefunded, ETM,
5.00%, 08/01/23 . . . . . . . .	445,000	508,404
Hawaii State GO, Series EH,
Prerefunded, ETM,
5.00%, 08/01/23 . . . . . . . .	110,000	125,673
Hawaii State GO, Series EH,
Unrefunded portion,
5.00%, 08/01/23 . . . . . . . .	345,000	394,090
Hawaii State GO, Series EH,
Unrefunded portion,
Callable 08/01/23 at 100,
5.00%, 08/01/24 . . . . . . . .	895,000	1,022,009
Hawaii State GO, Series EL,
5.00%, 08/01/23 . . . . . . . . 1,000,000		1,142,290
Hawaii State GO, Series EO,
Callable 08/01/24 at 100,
5.00%, 08/01/32 . . . . . . . . 1,285,000		1,495,933

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2020

(Unaudited)

Principal	Value ($)
Amount ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EO,
Prerefunded 08/01/24 at
100,
5.00%, 08/01/26 . . . . . . . . 140,000	165,551
Hawaii State GO, Series EO,
Unrefunded portion,
Callable 08/01/24 at 100,
5.00%, 08/01/26 . . . . . . . . 2,660,000	3,136,991
Hawaii State GO, Series EP,
5.00%, 08/01/24 . . . . . . . . 1,000,000	1,182,170
Hawaii State GO, Series EY,
Callable 10/01/25 at 100,
5.00%, 10/01/27 . . . . . . . . 3,040,000	3,704,179
Hawaii State GO, Series EZ,
5.00%, 10/01/21 . . . . . . . . 2,000,000	2,136,360
Hawaii State GO, Series FB,
5.00%, 04/01/25 . . . . . . . . 5,000,000	6,039,450
Hawaii State GO, Series FB,
Callable 04/01/26 at 100,
4.00%, 04/01/29 . . . . . . . . 2,000,000	2,322,080
Hawaii State GO, Series FG,
Callable 10/01/26 at 100,
5.00%, 10/01/30 . . . . . . . .10,000,000	12,422,400
Hawaii State GO, Series FG,
Callable 10/01/26 at 100,
4.00%, 10/01/35 . . . . . . . . 1,000,000	1,143,660
Hawaii State GO, Series FK,
Callable 05/01/27 at 100,
5.00%, 05/01/33 . . . . . . . . 2,500,000	3,115,775
Hawaii State GO, Series FK,
Callable 05/01/27 at 100,
4.00%, 05/01/37 . . . . . . . . 2,000,000	2,290,060
Hawaii State GO, Series FN,
5.00%, 10/01/26 . . . . . . . . 2,500,000	3,153,550
Principal	Value ($)
Amount ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series FT,
5.00%, 01/01/38 . . . . . . . . 1,950,000	2,439,469
Hawaii State GO, Series FT,
Callable 01/01/28 at 100,
5.00%, 01/01/36 . . . . . . . . 4,000,000	5,034,360
Hawaii State GO, Series FW,
4.00%, 01/01/34 . . . . . . . . 2,000,000	2,382,780
Hawaii State Harbor System
Revenue, OID, Series A,
Callable 07/01/20 at 100,
4.75%, 07/01/24 . . . . . . . . 220,000	223,379
Hawaii State Harbor System
Revenue, OID, Series A,
Callable 07/01/20 at 100,
5.63%, 07/01/40 . . . . . . . . 4,125,000	4,201,642
Hawaii State Highway Fund
Revenue, Series A,
Callable 07/01/24 at 100,
5.00%, 01/01/31 . . . . . . . . 1,085,000	1,263,005
Hawaii State Highway Fund
Revenue, Series A,
Callable 01/01/29 at 100,
5.00%, 01/01/37 . . . . . . . . 3,500,000	4,473,000
Hawaii State Highway Fund
Revenue, Series A,
Prerefunded 01/01/22 at
100,
5.00%, 01/01/27 . . . . . . . . 5,490,000	5,921,404
Hawaii State Highway Fund
Revenue, Series A,
Prerefunded 01/01/22 at
100,
5.00%, 01/01/28 . . . . . . . . 1,120,000	1,208,010

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2020

(Unaudited)

	Principal	Value ($)
Amount ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Highway Fund
Revenue, Series B,
Callable 07/01/26 at 100,
5.00%, 01/01/28 . . . . . . . .	910,000	1,131,030
Hawaii State Highway Fund
Revenue, Series B,
Callable 07/01/26 at 100,
5.00%, 01/01/29 . . . . . . . . 5,000,000		6,191,050
Honolulu City & County
Board of Water Supply
System Revenue,
Refunding, Series A,
Callable 07/01/24 at 100,
5.00%, 07/01/25 . . . . . . . . 1,500,000		1,763,520
Honolulu City & County
Board of Water Supply
System Revenue,
Refunding, Series A,
Callable 07/01/22 at 100,
5.00%, 07/01/25 . . . . . . . . 1,000,000		1,097,460
Honolulu City & County
Board of Water Supply
System Revenue,
Refunding, Series A,
Callable 07/01/22 at 100,
5.00%, 07/01/26 . . . . . . . . 3,125,000		3,427,969
Honolulu City & County
Board of Water Supply
System Revenue,
Refunding, Series A,
Callable 07/01/24 at 100,
5.00%, 07/01/27 . . . . . . . .	850,000	994,857
Honolulu City & County GO,
Series A, Callable
09/01/27 at 100,
5.00%, 09/01/41 . . . . . . . . 1,235,000		1,521,792
Principal	Value ($)
Amount ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO,
Series A, Callable
11/01/22 at 100,
5.00%, 11/01/25 . . . . . . . . 2,855,000	3,176,188
Honolulu City & County GO,
Series A, Callable
11/01/22 at 100,
5.00%, 11/01/26 . . . . . . . . 1,000,000	1,112,500
Honolulu City & County GO,
Series A, Callable
10/01/25 at 100,
5.00%, 10/01/31 . . . . . . . . 2,175,000	2,623,246
Honolulu City & County GO,
Series A, Callable
11/01/22 at 100,
5.00%, 11/01/31 . . . . . . . . 450,000	500,625
Honolulu City & County GO,
Series A, Callable
11/01/22 at 100,
5.00%, 11/01/32 . . . . . . . . 1,970,000	2,191,625
Honolulu City & County GO,
Series A, Callable
10/01/25 at 100,
5.00%, 10/01/35 . . . . . . . . 3,000,000	3,605,790
Honolulu City & County GO,
Series A, Callable
10/01/25 at 100,
5.00%, 10/01/37 . . . . . . . . 1,000,000	1,199,780
Honolulu City & County GO,
Series A, Callable
10/01/25 at 100,
5.00%, 10/01/38 . . . . . . . . 1,040,000	1,247,074

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2020

(Unaudited)

Principal	Value ($)	Principal	Value ($)
Amount ($)		Amount ($)
MUNICIPAL BONDS — (Continued)		MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)		Hawaii — (Continued)
Honolulu City & County GO,		Honolulu City & County GO,
Series A, Callable		Series C, Callable
10/01/25 at 100,		08/01/29 at 100,
5.00%, 10/01/39 . . . . . . . . 1,000,000	1,198,240	4.00%, 08/01/36 . . . . . . . . 1,400,000	1,666,448
Honolulu City & County GO,		Honolulu City & County GO,
Series A, ETM,		Series C, Callable
5.00%, 11/01/22 . . . . . . . . 2,000,000	2,225,000	08/01/29 at 100,
Honolulu City & County GO,		4.00%, 08/01/43 . . . . . . . . 2,000,000	2,324,320
Series A, Refunding,		Honolulu City & County GO,
Callable 11/01/22 at 100,		Series C, Refunding,
4.00%, 11/01/37 . . . . . . . . 1,000,000	1,060,560	Callable 10/01/25 at 100,
Honolulu City & County GO,		5.00%, 10/01/27 . . . . . . . . 2,000,000	2,439,420
Series B, Callable		Honolulu City & County GO,
11/01/22 at 100,		Series C, Refunding,
5.00%, 11/01/23 . . . . . . . . 2,050,000	2,280,522	Callable 10/01/25 at 100,
Honolulu City & County GO,		5.00%, 10/01/29 . . . . . . . . 4,115,000	4,992,729
Series B, Callable		Honolulu City & County GO,
12/01/20 at 100,		Series E, Refunding,
5.00%, 12/01/25 . . . . . . . . 1,280,000	1,323,776	Callable 09/01/27 at 100,
Honolulu City & County GO,		5.00%, 09/01/30 . . . . . . . . 1,500,000	1,900,710
Series B, Refunding,		Honolulu City & County GO,
5.00%, 10/01/22 . . . . . . . . 1,000,000	1,108,800	Variable Honolulu Rail
Honolulu City & County GO,		Transit Project, SIFMA +
Series B, Refunding,		0.30%, Callable 02/26/20
5.00%, 10/01/25 . . . . . . . . 2,300,000	2,822,261	at 100,
Honolulu City & County GO,		1.24%, 09/01/22(a) . . . . . . 1,500,000	1,500,075
Series B, Refunding,		Honolulu City & County
Callable 10/01/25 at 100,		Wastewater System
5.00%, 10/01/26 . . . . . . . . 500,000	610,975	Revenue, 1st Bond
Honolulu City & County GO,		Resolution, Series A,
Series B, Refunding,		Callable 07/01/29 at 100,
Honolulu Rail Transit		4.00%, 07/01/34 . . . . . . . . 2,845,000	3,399,775
Project,
4.00%, 09/01/26 . . . . . . . . 1,215,000	1,445,267

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2020

(Unaudited)

	Principal	Value ($)
Amount ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County
Wastewater System
Revenue, Refunding,
Junior Series A, Callable
07/01/25 at 100,
5.00%, 07/01/30 . . . . . . . . 4,000,000		4,796,920
Honolulu City & County
Wastewater System
Revenue, Senior 1st Bond
Resolution, Refunding,
Callable 07/01/25 at 100,
5.00%, 07/01/26 . . . . . . . . 1,000,000		1,211,900
Honolulu City & County
Wastewater System
Revenue, Senior 1st Bond
Resolution, Refunding,
Callable 07/01/25 at 100,
5.00%, 07/01/27 . . . . . . . .	325,000	392,415
Honolulu City & County
Wastewater System
Revenue, Senior 1st Bond
Resolution, Series A,
Callable 07/01/25 at 100,
5.00%, 07/01/29 . . . . . . . .	395,000	475,394
Honolulu City & County
Wastewater System
Revenue, Senior 1st Bond
Resolution, Series A,
Callable 01/01/28 at 100,
5.00%, 07/01/36 . . . . . . . . 2,000,000		2,503,940
Honolulu City & County
Wastewater System
Revenue, Senior Series B,
Refunding, Callable
07/01/26 at 100,
5.00%, 07/01/35 . . . . . . . .	125,000	151,734
	Principal	Value ($)
Amount ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Kauai County GO,
5.00%, 08/01/23 . . . . . . . .	395,000	450,470
Kauai County GO,
5.00%, 08/01/27 . . . . . . . .	250,000	319,678
Kauai County GO,
Callable 08/01/27 at 100,
5.00%, 08/01/31 . . . . . . . .	250,000	314,130
Kauai County GO,
Callable 08/01/27 at 100,
4.00%, 08/01/33 . . . . . . . .	270,000	313,168
Kauai County GO,
Callable 08/01/27 at 100,
5.00%, 08/01/42 . . . . . . . .	775,000	950,104
Kauai County GO,
Series A, Refunding,
5.00%, 08/01/22 . . . . . . . .	385,000	424,104
Kauai County GO, OID,
Series A, Callable
08/01/21 at 100,
3.25%, 08/01/23 . . . . . . . . 1,195,000		1,237,148
Kauai County GO, OID,
Series A, Callable
08/01/22 at 100,
3.13%, 08/01/27 . . . . . . . . 1,300,000		1,360,190
Maui County GO, Refunding,
5.00%, 06/01/23 . . . . . . . .	300,000	340,680
Maui County GO, Refunding,
5.00%, 09/01/28 . . . . . . . .	975,000	1,280,019
Maui County GO, Refunding,
Callable 09/01/28 at 100,
4.00%, 09/01/31 . . . . . . . . 5,305,000		6,346,478
Maui County GO, Refunding,
Callable 09/01/25 at 100,
3.00%, 09/01/32 . . . . . . . .	195,000	206,446

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2020

(Unaudited)

Principal	Value ($)
Amount ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii
Revenue, Series B,
Refunding,
4.00%, 10/01/24 . . . . . . . . 165,000	187,821
University of Hawaii
Revenue, Series B,
Refunding, Callable
10/01/25 at 100,
5.00%, 10/01/35 . . . . . . . . 1,000,000	1,191,690
University of Hawaii
Revenue, Series E,
Refunding,
5.00%, 10/01/24 . . . . . . . . 3,000,000	3,551,280
University of Hawaii
Revenue, Series E,
Refunding, Callable
10/01/26 at 100,
5.00%, 10/01/31 . . . . . . . . 1,000,000	1,232,430
University of Hawaii
Revenue, Series F,
Refunding, Callable
10/01/27 at 100,
5.00%, 10/01/36 . . . . . . . . 3,000,000	3,753,270
University of Hawaii
Revenue, Series F,
Refunding, Callable
10/01/27 at 100,
5.00%, 10/01/37 . . . . . . . . 2,000,000	2,497,500
260,929,128
Illinois — 1.0%
Illinois Municipal Electric
Agency Power Supply
Revenue, Series C,
5.25%, 02/01/21,
(NATL-RE Insured). . . . . . 2,665,000	2,774,585
Principal	Value ($)
Amount ($)
MUNICIPAL BONDS — (Continued)
Texas — 1.5%
Galveston County GO, CAB,
OID, Series RD,
0.00%, 02/01/24,
(NATL-RE Insured). . . . . . 2,630,000	2,514,648
Houston Combined Utility
System Revenue,
Unrefunded Balance CAB,
OID, Junior Series A,
0.00%, 12/01/27, (AGM
Insured) . . . . . . . . . . . . . . 2,000,000	1,780,520
4,295,168
TOTAL MUNICIPAL
BONDS
(Cost $261,919,443) .	279,462,081
Shares
REGISTERED INVESTMENT COMPANY — 0.8%
Dreyfus Government Cash
Management Fund,
Institutional Shares,
1.49%(b) . . . . . . . . . . . . . 2,246,793	2,246,793
TOTAL REGISTERED
INVESTMENT
COMPANY
(Cost $2,246,793) . .	2,246,793
TOTAL INVESTMENTS - 99.8%
(Cost $264,166,236) . .	281,708,874
OTHER ASSETS IN
EXCESS OF LIABILITIES
- 0.2% . . . . . . . . . . . . . .	436,112
NET ASSETS - 100.0% . . .	$ 282,144,986

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Concluded)

January 31, 2020

(Unaudited)

(a)Variable rate investments. The rate shown is based on the latest available information as of January 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b)Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2020.

Portfolio holdings are subject to change at any time.

AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp.
Custodial Receipts
AMT	Subject to Alternative Minimum Tax
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage
Association
GO	General Obligation
MWC	Make Whole Callable
NATL-RE	National Reinsurance Corp.
OID	Original Issue Discount
SIFMA	The Securities Industry and Financial
Markets Association Municipal Swap Index

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments

January 31, 2020

(Unaudited)

	Principal	Value ($)
	Amount ($)
MUNICIPAL BONDS — 96.0%
Arizona — 1.6%
Tempe City Excise Tax
Revenue, Series A,
Callable 07/01/21 at 100,
5.00%, 07/01/22 . . . . . . .	900,000	952,443
Hawaii — 92.2%
Hawaii County GO, Series
A,
5.00%, 09/01/20 . . . . . . .	1,000,000	1,023,980
Hawaii County GO, Series
A,
5.00%, 09/01/20 . . . . . . .	550,000	563,189
Hawaii County GO, Series
A, Callable 03/01/26 at
100,
5.00%, 09/01/26 . . . . . . .	200,000	247,396
Hawaii County GO, Series
A, Prerefunded, Callable
03/01/20 at 100,
4.00%, 03/01/28 . . . . . . .	190,000	190,450
Hawaii County GO, Series
D, Refunding,
4.00%, 09/01/26 . . . . . . .	500,000	594,060
Hawaii Housing Finance &
Development Corp.,
Hale-Kewalo
Apartments, Series A,
Callable 03/02/20 at 100,
1.90%, 01/01/21, (GNMA
Collateral Insured) . . . . .	2,150,000	2,150,989
Hawaii Pacific Health
Revenue, Series A, OID,
Prerefunded, Callable
07/01/20 at 100,
5.50%, 07/01/40 . . . . . . .	685,000	697,720
	Principal	Value ($)
	Amount ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii Pacific Health
Revenue, Series B, ETM,
5.00%, 07/01/20 . . . . . . .	175,000	177,895
Hawaii State Airports
System Revenue, AMT,
Callable 08/01/23 at 100,
5.00%, 08/01/27 . . . . . . .	260,000	292,308
Hawaii State Airports
System Revenue,
Refunding, AMT,
5.00%, 07/01/21 . . . . . . .	2,000,000	2,113,900
Hawaii State Airports
System Revenue,
Refunding, AMT, Callable
07/01/21 at 100,
5.00%, 07/01/22 . . . . . . .	500,000	527,250
Hawaii State Airports
System Revenue,
Refunding, AMT, OID,
Callable 07/01/21 at 100,
4.13%, 07/01/24 . . . . . . .	500,000	519,650
Hawaii State Airports
System Revenue,
Series A, Callable
07/01/20 at 100,
5.25%, 07/01/21 . . . . . . .	500,000	508,985
Hawaii State Airports
System Revenue,
Series B,
5.00%, 07/01/27 . . . . . . .	1,010,000	1,285,791
Hawaii State Department
of Budget & Finance
Revenue, Hawaiian
Electric Company, AMT,
MWC,
3.25%, 01/01/25 . . . . . . .	500,000	532,280

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2020

(Unaudited)

	Principal	Value ($)
	Amount ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department
of Budget & Finance
Revenue, Hawaiian
Electric Company, AMT,
MWC,
3.10%, 05/01/26 . . . . . . .	2,520,000	2,694,938
Hawaii State Department
of Budget & Finance,
Pacific Health Obligation,
5.00%, 07/01/22 . . . . . . .	220,000	240,667
Hawaii State Department
of Budget & Finance,
Series A, Queens Health
System,
5.00%, 07/01/22 . . . . . . .	165,000	180,418
Hawaii State Department
of Budget & Finance,
Series A, Queens Health
System,
5.00%, 07/01/24 . . . . . . .	495,000	577,220
Hawaii State Department
of Budget & Finance,
Series A, Queens Health
System,
5.00%, 07/01/25 . . . . . . .	510,000	612,556
Hawaii State Department
of Budget & Finance,
Series A, Queens Health
System, Callable
07/01/25 at 100,
5.00%, 07/01/27 . . . . . . .	300,000	357,528
Hawaii State Department
of Hawaiian Home
Lands, Refunding,
4.00%, 04/01/20 . . . . . . .	1,555,000	1,562,697
	Principal	Value ($)
	Amount ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series
DZ, Prerefunded,
Callable 12/01/21 at 100,
5.00%, 12/01/22 . . . . . . .	290,000	311,579
Hawaii State GO, Series
DZ, Prerefunded,
Callable 12/01/21 at 100,
5.00%, 12/01/23 . . . . . . .	190,000	204,138
Hawaii State GO, Series
DZ, Prerefunded,
Callable 12/01/21 at 100,
5.00%, 12/01/30 . . . . . . .	1,110,000	1,193,650
Hawaii State GO, Series
DZ, Refunding, ETM,
5.00%, 12/01/20 . . . . . . .	505,000	522,271
Hawaii State GO, Series
DZ, Unrefunded portion,
Callable 12/01/21 at 100,
5.00%, 12/01/31 . . . . . . .	360,000	387,130
Hawaii State GO, Series
EA, Refunding, Callable
12/01/21 at 100,
5.00%, 12/01/23 . . . . . . .	1,055,000	1,134,146
Hawaii State GO, Series
EE, ETM,
4.00%, 11/01/22 . . . . . . .	1,305,000	1,416,525
Hawaii State GO, Series
EE, Prerefunded,
Callable 11/01/22 at 100,
5.00%, 11/01/24 . . . . . . .	45,000	50,062
Hawaii State GO, Series
EE, Prerefunded,
Callable 11/01/22 at 100,
5.00%, 11/01/24 . . . . . . .	25,000	27,812

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2020

(Unaudited)

	Principal	Value ($)
	Amount ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series
EE, Prerefunded,
Callable 11/01/22 at 100,
5.00%, 11/01/27 . . . . . . .	760,000	845,500
Hawaii State GO, Series
EF, Refunding,
Callable 11/01/22 at 100,
5.00%, 11/01/24 . . . . . . .	1,030,000	1,145,525
Hawaii State GO, Series
EH, Prerefunded,
Callable 08/01/23 at 100,
5.00%, 08/01/24 . . . . . . .	270,000	308,470
Hawaii State GO, Series
EH, Unrefunded,
Callable 08/01/23 at 100,
5.00%, 08/01/24 . . . . . . .	830,000	947,785
Hawaii State GO, Series
EP, Refunding,
5.00%, 08/01/22 . . . . . . .	1,100,000	1,212,585
Hawaii State GO, Series
FB,
5.00%, 04/01/21 . . . . . . .	495,000	518,621
Hawaii State GO, Series
FG,
5.00%, 10/01/22 . . . . . . .	410,000	454,723
Hawaii State GO, Series
FT,
3.00%, 01/01/23 . . . . . . .	1,000,000	1,061,540
Hawaii State GO, Series
FW,
5.00%, 01/01/23 . . . . . . .	500,000	559,435
	Principal	Value ($)
	Amount ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Harbor
System Revenue,
Refunding, AMT, Series
B, Callable 07/01/20 at
100,
5.50%, 07/01/21 . . . . . . .	520,000	529,438
Hawaii State Harbor
System Revenue, Series
A, Callable 07/01/20 at
100,
5.00%, 07/01/24 . . . . . . .	600,000	609,876
Hawaii State Harbor
System Revenue, Series
A, OID,
4.00%, 07/01/20 . . . . . . .	50,000	50,634
Hawaii State Harbor
System Revenue, Series
A, OID, Callable
07/01/20 at 100,
4.50%, 07/01/22 . . . . . . .	35,000	35,508
Hawaii State Highway
Fund Revenue, Series A,
5.00%, 01/01/21 . . . . . . .	1,000,000	1,037,460
Hawaii State Highway
Fund Revenue, Series A,
4.00%, 01/01/24 . . . . . . .	500,000	559,055
Hawaii State Highway
Fund Revenue, Series A,
Callable 01/01/22 at 100,
4.00%, 01/01/25 . . . . . . .	500,000	528,890
Hawaii State Highway
Fund Revenue, Series A,
Callable 01/01/22 at 100,
4.00%, 01/01/26 . . . . . . .	300,000	317,040

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2020

(Unaudited)

	Principal	Value ($)
	Amount ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County
GO, Series A,
Prerefunded, Callable
08/01/21 at 100,
5.00%, 08/01/26 . . . . . . .	715,000	759,108
Honolulu City & County
Board of Water Supply
System Revenue,
Refunding, Series A,
5.00%, 07/01/20 . . . . . . .	320,000	325,453
Honolulu City & County
Board of Water Supply
System Revenue,
Refunding, Series A,
5.00%, 07/01/21 . . . . . . .	300,000	317,478
Honolulu City & County
Board of Water Supply
System Revenue,
Refunding, Series A,
5.00%, 07/01/22 . . . . . . .	720,000	790,531
Honolulu City & County
Board of Water Supply
System Revenue,
Refunding, Series A,
5.00%, 07/01/23 . . . . . . .	515,000	585,437
Honolulu City & County
Board of Water Supply
System Revenue,
Refunding, Series A,
Callable 07/01/24 at 100,
5.00%, 07/01/26 . . . . . . .	120,000	140,826
	Principal	Value ($)
	Amount ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County
Board of Water Supply
System Revenue,
Refunding, Series A,
Callable 07/01/24 at 100,
5.00%, 07/01/27 . . . . . . .	235,000	275,049
Honolulu City & County
GO, Honolulu Rail Transit
Project, Series B,
3.00%, 09/01/21 . . . . . . .	900,000	930,204
Honolulu City & County
GO, Honolulu Rail Transit
Project, Series B,
5.00%, 09/01/22 . . . . . . .	500,000	552,725
Honolulu City & County
GO, Series A, OID,
Prerefunded, Callable
08/01/21 at 100,
4.00%, 08/01/29 . . . . . . .	20,000	20,938
Honolulu City & County
GO, Series B,
5.00%, 09/01/22 . . . . . . .	1,000,000	1,105,450
Honolulu City & County
GO, Series C,
4.00%, 08/01/22 . . . . . . .	800,000	861,992
Honolulu City & County
GO, Series C,
4.00%, 08/01/23 . . . . . . .	1,200,000	1,329,552
Honolulu City & County
GO, Series D, Refunding,
5.00%, 09/01/23 . . . . . . .	500,000	572,805

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2020

(Unaudited)

	Principal	Value ($)
	Amount ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County
GO, Variable Honolulu
Rail Transit Project,
SIFMA + 0.30%, Callable
02/26/20 at 100,
1.24%, 09/01/22(a) . . . . .	500,000	500,025
Honolulu City & County
Wastewater System
Revenue, 1st Bond
Resolution, Refunding,
Senior Series A,
5.00%, 07/01/21 . . . . . . .	1,015,000	1,074,134
Honolulu City & County
Wastewater System
Revenue, 1st Bond
Resolution, Refunding,
Senior Series B,
4.00%, 07/01/21 . . . . . . .	545,000	569,138
Honolulu City & County
Wastewater System
Revenue, 1st Bond
Resolution, Senior
Series A, Prerefunded,
Callable 07/01/22 at 100,
5.00%, 07/01/23 . . . . . . .	500,000	549,485
Honolulu City & County
Wastewater System
Revenue, 1st Bond
Resolution, Series A,
5.00%, 07/01/22 . . . . . . .	500,000	548,980
Honolulu City & County
Wastewater System
Revenue, 1st Bond
Resolution, Series A,
5.00%, 07/01/23 . . . . . . .	1,000,000	1,137,490
	Principal	Value ($)
	Amount ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County
Wastewater System
Revenue, Refunding,
Junior Series A,
5.00%, 07/01/24 . . . . . . .	500,000	587,530
Honolulu City & County
Wastewater System
Revenue, Senior Series
A,
4.00%, 07/01/21 . . . . . . .	1,005,000	1,049,511
Honolulu City & County
Wastewater System
Revenue, Senior Series
A, Prerefunded, Callable
07/01/21 at 100,
5.25%, 07/01/36 . . . . . . .	35,000	37,161
Kauai Country GO,
3.00%, 08/01/20 . . . . . . .	305,000	308,270
Kauai County GO,
Refunding, Series A,
4.00%, 08/01/20 . . . . . . .	70,000	71,093
Kauai County GO,
Refunding, Series A,
3.00%, 08/01/20 . . . . . . .	345,000	348,698
Maui County GO,
Refunding,
5.00%, 06/01/21 . . . . . . .	1,225,000	1,292,154
Maui County GO,
Refunding,
5.00%, 09/01/21 . . . . . . .	20,000	21,302
Maui County GO,
Refunding,
5.00%, 09/01/23 . . . . . . .	1,000,000	1,145,610

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Concluded)

January 31, 2020

(Unaudited)

	Principal	Value ($)
	Amount ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii
Revenue, Refunding,
Series B,
4.00%, 10/01/23 . . . . . . .	525,000	582,120
University of Hawaii
Revenue, Refunding,
Series B,
4.00%, 10/01/24 . . . . . . .	500,000	569,155
University of Hawaii
Revenue, Refunding,
Series F,
5.00%, 10/01/21 . . . . . . .	500,000	534,265
		53,114,934
Texas — 2.2%
Houston Independent
School District GO,
Refunding, Callable
02/15/24 at 100,
4.00%, 02/15/25,
(PSF-GTD). . . . . . . . . . .	600,000	673,260
Needville Independent
School District GO,
Refunding,
5.00%, 08/15/20,
(PSF-GTD). . . . . . . . . . .	140,000	143,084
Pflugerville Independent
School District GO,
Refunding, Callable
02/15/24 at 100,
5.00%, 02/15/26,
(PSF-GTD). . . . . . . . . . .	400,000	464,656
		1,281,000
TOTAL MUNICIPAL
BONDS
(Cost $54,129,880). . . . .		55,348,377

Shares Value ($)

REGISTERED INVESTMENT COMPANY — 1.4%

Dreyfus Government Cash
Management Fund,
Institutional Shares,
1.49%(b) . . . . . . . . . . . . . 802,336	802,336
TOTAL REGISTERED
INVESTMENT
COMPANY
(Cost $802,336) . . . . .	802,336
TOTAL INVESTMENTS - 97.4%
(Cost $54,932,216) . . .	56,150,713
OTHER ASSETS IN
EXCESS OF LIABILITIES
- 2.6% . . . . . . . . . . . . . .	1,475,016
NET ASSETS - 100.0% . . .	$57,625,729

(a)Variable rate investments. The rate shown is based on the latest available information as of January 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b)Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2020.

Portfolio holdings are subject to change at any time.

AMT	Alternative Minimum Tax
ETM	Escrowed To Maturity
GNMA	Government National Mortgage
Association
GO	General Obligation
MWC	Make Whole Callable
OID	Original Issue Discount
PSF-GTD	Permanent School Fund Guaranteed
SIFMA	The Securities Industry and Financial
Markets Association Municipal Swap Index

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2020

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation – The Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund's (each a "Fund" and together the "Funds") net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser's fair valuation determinations.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

•Level 1 — quoted prices in active markets for identical securities;

•Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The fair value of a Fund's bonds is generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2020

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2020, in valuing the Funds' investments carried at fair value:

			Level 2
			Other	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
Funds	01/31/20	Price	Inputs	Inputs
Pacific Capital Tax-Free
Securities Fund
Municipal Bonds . . . . . . . . .	$279,462,081	$—	$279,462,081	$—
Registered Investment
Company. . . . . . . . . . . . . .	2,246,793	2,246,793	—	—

Total . . . . . . . . . . . . . . . . . . . . . . . .	$281,708,874	$2,246,793	$279,462,081	$—
Pacific Capital Tax-Free

Short Intermediate Securities Fund
Municipal Bonds . . . . . . . . .	$55,348,377	$—	$55,348,377	$—
Registered Investment
Company. . . . . . . . . . . . . .	802,336	802,336	—	—

Total . . . . . . . . . . . . . . . . . . . . . . . .	$56,150,713	$802,336	$55,348,377	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values a Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles ("U.S. GAAP") require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2020

(Unaudited)

period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds have an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

B. Federal Tax Cost

As of January 31, 2020 federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation/
	Securities*	Appreciation	Depreciation	(Depreciation)
Pacific Capital Tax-Free
Securities Fund . . . . . . . . . . . . . . . . . .	$264,166,236	$17,542,781	$ (143)	$17,542,638
Pacific Capital Tax-Free
Short Intermediate Securities Fund . .	54,932,216	1,223,747	(5,250)	1,218,497

*Because tax adjustments are calculated annually at the end of the Funds' fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments

January 31, 2020

(Unaudited)

	Number	Value
	of Shares
COMMON STOCKS — 98.2%
Communication Services — 6.0%
QuinStreet, Inc.* . . . . . . . .	154,112	$1,996,521
Consumer Discretionary — 28.2%
Carrols Restaurant Group,
Inc.* . . . . . . . . . . . . . . . .	184,300	836,722
Everi Holdings, Inc.*. . . . . .	179,306	2,241,325
Fiesta Restaurant Group,
Inc.* . . . . . . . . . . . . . . . .	99,455	987,588
Gildan Activewear, Inc.
(Canada) . . . . . . . . . . . .	24,640	683,021
Lakeland Industries, Inc.* . .	41,575	579,556
Motorcar Parts of America,
Inc.* . . . . . . . . . . . . . . . .	81,613	1,620,834
Stoneridge, Inc.* . . . . . . . .	26,245	731,186
Target Hospitality Corp.*. . .	151,675	829,662
Visteon Corp.* . . . . . . . . . .	11,450	913,824
		9,423,718
Financials — 42.0%
Community Financial Corp.
(The) . . . . . . . . . . . . . . .	16,885	574,090
ECN Capital Corp.
(Canada) . . . . . . . . . . . .	533,700	2,241,540
First Northwest Bancorp . .	39,675	626,468
HomeTrust Bancshares,
Inc. . . . . . . . . . . . . . . . .	35,694	946,605
INTL. FCStone, Inc.* . . . . .	50,986	2,429,993
Jefferies Financial Group,
Inc. . . . . . . . . . . . . . . . .	61,105	1,322,312
KKR & Co., Inc., Class A . .	58,825	1,876,517
Northrim BanCorp, Inc. . . .	13,200	496,716
OceanFirst Financial Corp..	20,160	468,922
Old National Bancorp. . . . .	25,860	463,153
Raymond James Financial,
Inc. . . . . . . . . . . . . . . . .	13,400	1,225,162
	Number	Value
	of Shares
COMMON STOCKS — (Continued)
Financials — (Continued)
SmartFinancial, Inc. . . . . . .	29,500	$637,790
Synovus Financial Corp.. . .	20,224	708,244
		14,017,512
Health Care — 2.2%
Zimmer Biomet Holdings,
Inc. . . . . . . . . . . . . . . . .	5,005	740,240
Industrials — 7.9%
Air Transport Services
Group, Inc.* . . . . . . . . . .	79,800	1,673,406
DIRTT Environmental
Solutions (Canada)* . . . .	370,370	966,666
		2,640,072
Information Technology — 4.7%
Asure Software, Inc.* . . . . .	75,760	638,657
Information Services
Group, Inc.* . . . . . . . . . .	342,226	924,010
		1,562,667
Materials — 5.3%
Celanese Corp. . . . . . . . . .	5,545	573,907
Tronox Holdings PLC
(United Kingdom),
Class A . . . . . . . . . . . . .	142,030	1,201,574
		1,775,481
Utilities — 1.9%
National Fuel Gas Co. . . . .	14,855	641,587
TOTAL COMMON STOCKS
(Cost $21,989,208) . . .		32,797,798

See accompanying Notes to the Quarterly Portfolio of Investments.

1

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments (Concluded)

January 31, 2020

(Unaudited)

Value
TOTAL INVESTMENTS - 98.2%
(Cost $21,989,208) . . .	$32,797,798
OTHER ASSETS IN
EXCESS OF
LIABILITIES - 1.8% . . .	596,131
NET ASSETS - 100.0% . . .	$33,393,929

* Non-income producing. PLC Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

2

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2020

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Private Capital Management Value Fund's (the "Fund") net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser's fair valuation determinations.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

•Level 1 — quoted prices in active markets for identical securities;

•Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2020

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2020, in valuing the Fund's investments carried at fair value:

Level 2
		Other	Level 3
Total	Level 1	Significant	Significant
Value at	Quoted	Observable	Unobservable
01/31/20	Price	Inputs	Inputs
Assets:
Investments in Securities* . . . . . $ 32,797,798	$ 32,797,798	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles ("U.S. GAAP") require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

4

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2020

(Unaudited)

B. Federal Tax Cost:

As of the January 31, 2020, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:
Federal tax cost* . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$21,989,208

Gross unrealized appreciation. . . . . . . . . . . . . . . . . $12,098,699

Gross unrealized depreciation. . . . . . . . . . . . . . . . . (1,290,109)

Net unrealized appreciation . . . . . . . . . . . . . . . . . . . $10,808,590

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

QUALITY DIVIDEND FUND

Portfolio of Investments

January 31, 2020

(Unaudited)

	Number	Value
	of Shares
COMMON STOCKS — 98.9%
Biotechnology — 7.5%
AbbVie, Inc. . . . . . . . . . . . .	32,237	$2,611,842
Gilead Sciences, Inc. . . . . .	43,628	2,757,290
		5,369,132
Commercial Banks — 7.1%
Truist Financial Corp. . . . . .	51,571	2,659,516
Wells Fargo & Co. . . . . . . .	51,875	2,435,012
		5,094,528
Containers & Packaging — 3.5%
International Paper Co. . . .	60,788	2,475,287
Diversified Telecommunication Services — 7.6%
AT&T, Inc. . . . . . . . . . . . . .	71,575	2,692,652
Verizon Communications,
Inc. . . . . . . . . . . . . . . . .	46,753	2,778,998
		5,471,650
Electric Utilities — 8.7%
Duke Energy Corp.. . . . . . .	31,954	3,119,669
Southern Co. (The) . . . . . .	44,585	3,138,784
		6,258,453
Health Care Providers & Services — 3.6%
Cardinal Health, Inc. . . . . .	50,430	2,582,520
Hotels, Restaurants & Leisure — 3.7%
Carnival Corp. . . . . . . . . . .	61,542	2,678,923
Household Products — 4.3%
Kimberly-Clark Corp. . . . . .	21,251	3,043,993
Insurance — 3.9%
Prudential Financial, Inc. . .	30,363	2,764,855
IT Services — 4.1%
International Business
Machines Corp. . . . . . . .	20,559	2,954,945
Oil, Gas & Consumable Fuels — 18.8%
Chevron Corp. . . . . . . . . . .	23,251	2,491,112
Number	Value
of Shares

COMMON STOCKS — (Continued)

Oil, Gas & Consumable Fuels — (Continued)

Enbridge, Inc. (Canada) . . .	74,382	$3,025,116
ONEOK, Inc. . . . . . . . . . . .	39,893	2,986,789
Valero Energy Corp.. . . . . .	27,650	2,331,172
Williams Cos, Inc. (The) . . .	126,016	2,607,271
		13,441,460
Pharmaceuticals — 4.0%
Pfizer, Inc. . . . . . . . . . . . . .	76,561	2,851,132
REITs — 11.2%
Digital Realty Trust, Inc. . . .	23,890	2,938,231
Iron Mountain, Inc. . . . . . . .	85,652	2,707,460
Simon Property Group,
Inc. . . . . . . . . . . . . . . . .	18,119	2,412,545
		8,058,236
Semiconductors & Semiconductor Equipment —
3.6%
QUALCOMM, Inc. . . . . . . .	30,520	2,603,661
Technology Hardware, Storage & Peripherals — 3.4%
NetApp, Inc.. . . . . . . . . . . .	45,717	2,441,288
Tobacco — 3.9%
Philip Morris International,
Inc. . . . . . . . . . . . . . . . .	33,693	2,786,411
TOTAL COMMON STOCKS
(Cost $64,073,235). . . . .		70,876,474

See accompanying Notes to the Quarterly Portfolio of Investments.

1

QUALITY DIVIDEND FUND

Portfolio of Investments (Concluded)

January 31, 2020

(Unaudited)

	Number	Value
	of Shares
EXCHANGE TRADED FUND — 0.2%
SPDR S&P Dividend ETF .	1,755	$183,345
TOTAL EXCHANGE
TRADED FUND
(Cost $136,088) . . . . .		183,345
TOTAL INVESTMENTS - 99.1%
(Cost $64,209,323) . . .		71,059,819
OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.9%. .		636,842
NET ASSETS - 100.0% . . .		$71,696,661
REIT	Real Estate Investment Trust

SPDR		Standard & Poor's Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

2

QUALITY DIVIDEND FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2020

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation — The Quality Dividend Fund's (the "Fund") net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust's Board of Trustees ("Board of Trustees"). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser's fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

•Level 1 — quoted prices in active markets for identical securities;

•Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

QUALITY DIVIDEND FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2020

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2020, in valuing the Fund's investments carried at fair value:

			Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	01/31/20	Price	Inputs	Inputs
Common Stocks*. . . . . . . . . . . . .	$70,876,474	$70,876,474	$—	$—
Exchange Traded Fund. . . . . . . .	183,345	183,345	—	—

Total Investments. . . . . . . . . . . . .	$71,059,819	$71,059,819	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles ("U.S. GAAP") require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

4

QUALITY DIVIDEND FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2020

(Unaudited)

B. Federal Tax Cost:

As of the January 31, 2020, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost* . . . . . . . . . . . . . . . . . . . . . . . . . . . . $64,209,323

Gross unrealized appreciation. . . . . . . . . . . . . . . . . $ 9,559,569

Gross unrealized depreciation. . . . . . . . . . . . . . . . . (2,709,073)

Net unrealized appreciation . . . . . . . . . . . . . . . . . . . $ 6,850,496

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FundVantage Trust

By (Signature and Title)*		/s/ Joel L. Weis
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date	March 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Joel L. Weis
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date	March 27, 2020

By (Signature and Title)*		/s/ T. Richard Keyes

T. Richard Keyes, Treasurer and
Chief Financial Officer
(principal financial officer)

Date	March 27, 2020

* Print the name and title of each signing officer under his or her signature.